Income (Loss) per Share (Tables)	9 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic and Diluted

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Net income (loss) attributed to equity holders	$1,288,110	$(15,009,015)	$(33,893,698)	$(43,029,506)
Less: Undistributed earnings attributed to warrant holders	(631,070)	—	—	—
Basic net income (loss) attributed to common shareholders	$657,040	$(15,009,015)	$(33,893,698)	$(43,029,506)
Dilutive net income (loss) attributed to common shareholders	$657,040	$(15,009,015)	$(33,893,698)	$(43,029,506)
Basic weighted-average number of common shares outstanding	11,030,838	4,781,190	8,462,761	4,765,762
Effect of dilutive securities
Options, RSUs, DSUs	64,129	—	—	—
Dilutive weighted-average number of common shares outstanding	11,094,967	4,781,190	8,462,761	4,765,762
Net income (loss) per share attributable to common shareholders of the Company
Basic earnings (loss) per share	$0.06	$(3.14)	$(4.01)	$(9.03)
Dilutive earnings (loss) per share	$0.06	$(3.14)	$(4.01)	$(9.03)

Summary of Outstanding Securities not Included in Computation of Diluted Net Income (Loss) Per Share

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
Securities	2022	2021	2022	2021
Options, RSUs, DSUs	523,752	435,335	587,881	435,335
Warrants	11,236,554	673,784	11,236,554	673,784